Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended		12 Months Ended	23 Months Ended		35 Months Ended		47 Months Ended		59 Months Ended		71 Months Ended		83 Months Ended		95 Months Ended		107 Months Ended
	Nov. 29, 2016	Nov. 17, 2016	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
PGIM QUANT SOLUTIONS EMERGING MARKETS EQUITY FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name					Class R6
Accumulated Value	$ 10,000.00		$ 13,258.07			$ 11,625.90			$ 12,303.05		$ 13,092.42	$ 14,673.72		$ 11,048.13		$ 12,525.49			$ 15,879.12		$ 20,599.28
PGIM QUANT SOLUTIONS INTERNATIONAL DEVELOPED MARKETS INDEX FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name					Class R6
Accumulated Value		$ 10,000.00		$ 12,561.31			$ 11,654.02	$ 12,805.17		$ 12,137.60			$ 16,168.87		$ 12,277.12		$ 14,102.29	$ 17,134.25		$ 21,062.71
MSCI Emerging Markets Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index (ND)
Accumulated Value	$ 10,000		$ 13,255.251277703186			$ 11,596.187892979233			$ 12,971.031891574803		$ 14,041.340042159696	$ 16,422.798764097482		$ 11,327.403740821439		$ 12,550.69221080417			$ 15,727.922997861735		$ 20,118.284023971093
MSCI EAFE Index (ND) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index (ND)
Accumulated Value		$ 10,000		$ 12,594.595179117287			$ 11,731.31186513197	$ 13,026.895190041985		$ 12,132.683022391087			$ 16,279.689536809174		$ 12,535.544752383636		$ 14,340.774605909222	$ 17,634.285123032983		$ 21,695.77135338811